COMMITMENTS	12 Months Ended
Dec. 31, 2024
Commitments [Abstract]
Commitments	Commitments

	December 31, 2024	December 31, 2023
Purchase obligations	$155.0	$209.9
Capital expenditure obligations	117.2	158.8
Lease obligations	142.8	130.4
	$415.0	$499.1
(a)    Commitments – payments due by period

As at December 31, 2024	Total	1 yr1	2-3 yrs[2]	4-5 yrs[3]	>5 yrs[4]
Purchase obligations	$155.0	$141.6	$6.9	$2.0	$4.5
Capital expenditure obligations	117.2	102.3	14.9	—	—
Lease obligations	142.8	39.8	70.1	23.4	9.5
	$415.0	$283.7	$91.9	$25.4	$14.0
1.Due over the period from January 1, 2025 to December 31, 2025.
2.Due over the period from January 1, 2026 to December 31, 2027.
3.Due over the period from January 1, 2028 to December 31, 2029.
4.Due from January 1, 2030 and beyond.
(b)Royalties included in Cost of sales
Production from certain mining operations is subject to third party royalties (included in cost of sales) based on various methods of calculation summarized as follows:

	December 31, 2024	December 31, 2023
Côté Gold	$19.4	$—
Essakane	74.5	44.6
Westwood	0.3	0.2
	$94.2	$44.8